REPORT TO STOCKHOLDERS

To the Stockholders:

This semi-annual report of The Old Dominion Investors’ Trust, Inc. covers the first 6-month period of the fiscal year from September 1, 2002 through February 28, 2003. As of February 28, 2003, net assets of the Trust were $4,624,305 and the per share net asset value of the Trust was $12.97. During this period, distributions were made in the amount of $.12 per share.

In the last six months, the Trust has a realized gain on expired put and call options of $81,777. This additional income from options is paid out to stockholders in the form of cash distributions. The earning power of the Trust’s Portfolio of securities will be increased to the extent that options written by the Trust expire unexercised.

The Trust is looking for investments that will provide dividend income to the stockholders, and also offer capital gains potential as well. We believe that economic trends currently in place will continue for some time and that we will be poised to benefit from them.

Sincerely yours,

James F. Hope

President, Old Dominion Investors Trust, Inc.

Cabell B. Birdsong

Portfolio Manager, Secretary & Treasurer

April 1, 2003

Comparison of the Change in a $10,000 Investment in Old Dominion Investors’ Trust and the Standard & Poors 500 Index as of February 28, 2003

Average Annual Returns for the periods ended February 28, 2003*

1 Year	5 Year	10 Year
-29.47%	-8.19%	3.51%

*	Average annual return for the Fund assumes the purchase of shares at the maximum offering price and the deduction of all fees and expenses

Value at February 28,	1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
Old Dominion Investors’ Trust	$10,417	$10,970	$13,729	$16,793	$20,783	$20,587	$18,886	$20,096	$19,223	$14,120
Standard & Poors 500 Index	$10,834	$11,632	$15,668	$19,763	$26,681	$31,946	$35,694	$32,767	$29,651	$22,925

Performance and data represent past performance. Investment return and principal value of an investment in the Fund will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost.

OLD DOMINION INVESTORS’ TRUST, INC.

PORTFOLIO OF INVESTMENTS

February 28, 2003 (Unaudited)

Shares		Value

COMMON STOCKS: 98.0%

Automotive Industry: 1.3%
7,000	Ford Motor Company	$58,240

Chemicals: 4.0%
2,000	Dow Chemical Co.	54,600
3,500	E.I. DuPont de Nemours & Co.	128,345

		182,945

Communications: 8.4%
1,510	AT & T Corp.	27,995
2,429	AT & T Wireless Services, Inc.	14,355
2,442	Comcast Corp.	71,355
6,900	Motorola, Inc.	58,098
2,500	Nortel Networks Corp.	5,375
3,400	SBC Communications, Inc.	70,720
4,000	Verizon Communications, Inc.	138,320

		386,218

Computers: 5.9%
4,500	Hewlett-Packard Co.	71,325
1,900	International Business Machines Corp.	148,105
3,300	Texas Instruments, Inc.	55,275

		274,705

Consumer Goods and Services: 10.0%
1,339	Del Monte Foods Co.	10,953
3,200	Gillette Co.	96,608
3,000	H.J. Heinz Co.	92,100
1,600	Kimberly-Clark Corp.	73,328
5,000	McDonalds Corp.	68,050
2,500	Pepsico, Inc.	95,800
1,700	Tyco International Ltd.	25,160

		461,999

Energy Products: 11.5%
2,400	Dominion Resources, Inc.	129,360
4,100	Duke Energy Corp.	55,391
4,000	El Paso Corp.	19,440
4,700	Enron Corp.	289
2,984	Exxon Mobil Corp.	101,516
2,500	Royal Dutch Petroleum Co.—NY Shares	99,175
2,300	Schlumberger Ltd.	95,703
2,000	TXU Corp.	31,940

		532,814

OLD DOMINION INVESTORS’ TRUST, INC.

PORTFOLIO OF INVESTMENTS

February 28, 2003 (Unaudited)

Shares		Value

Entertainment: 2.6%
3,100	AOL Time Warner, Inc.	$35,092
5,000	The Walt Disney Co.	85,300

		120,392

Financial Services: 20.4%
5,000	American Express Co.	167,900
100	Bank of America Corp.	2,278
2,000	Bank of New York Company, Inc.	138,480
1,000	BB&T Corp.	32,830
5,000	FleetBoston Financial Corp.	122,800
6,050	JP Morgan Chase & Co.	137,214
6,000	MBNA Corp.	83,100
3,000	Merrill Lynch & Co., Inc.	102,240
3,200	Morgan Stanley Dean Witter & Co.	117,920
1,000	Wachovia Corp.	35,480

		940,242

Industrial Manufacturing: 11.7%
3,000	Boeing Co.	82,680
1,500	Emerson Electric Co.	70,605
4,300	General Electric Co.	103,415
4,000	Masco Corp.	73,520
3,298	Meadwestvaco Corp.	76,481
2,300	United Technologies Corp.	134,734

		541,435

Insurance: 6.0%
2,550	American International Group, Inc.	125,690
1,700	CIGNA Corp.	73,049
2,600	St. Paul Companies, Inc.	80,236

		278,975

Pharmaceutical: 4.7%
3,600	Pfizer, Inc.	107,352
1,000	Pharmacia Corp.	41,320
3,900	Schering-Plough Corp.	70,278

		218,950

Retail: 4.9%
2,100	Gap, Inc.	27,384
3,700	Home Depot, Inc.	86,765
3,000	Sears, Roebuck & Co.	65,340
1,000	Wal-Mart Stores, Inc.	48,060

		227,549

OLD DOMINION INVESTORS’ TRUST, INC.

PORTFOLIO OF INVESTMENTS

February 28, 2003 (Unaudited)

Shares		Value

Transportation: 6.6%
3,500	Burlington Northern Santa Fe Corp.	$87,500
3,600	CSX Corp.	96,696
3,100	Delta Air Lines, Inc.	26,040
5,000	Norfolk Southern Corp.	95,300

		305,536

	Total common stocks (Cost $8,353,037)	4,530,000

Total Investments in Securities (Cost $8,353,037)* (Notes 1A and 2)	98.0%	4,530,000
Cash and Other Assets in Excess of Liabilities—Net	2.0%	94,305

Total Net Assets	100.0%	$4,624,305

* Cost for federal income tax purposes is $8,353,037 and net unrealized depreciation consists of:
Gross Unrealized Appreciation		$1,762
Gross Unrealized Depreciation		(3,824,799)

Net Unrealized Depreciation		$(3,823,037)

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

SCHEDULE OF OPTION CONTRACTS WRITTEN

February 28, 2003 (Unaudited)

Number of Contracts	COVERED CALL OPTIONS	Value
20	American Express Co., July $42.50	$1,100
9	American International Group, Inc., August $75	90
10	Bank of America Corp., August $80	950
10	BB&T Corp., June $35	700
15	Burlington Northern Santa Fe Corp., April $30	300
10	CSX Corp., August $35	225
13	Del Monte Foods Co., June $10	358
10	The Walt Disney Co., July $20	550
15	Dominion Resources, Inc., April $60	637
10	Dow Chemical Co., June $35	150
10	E.I. DuPont De Nemours & Co, April $50	50
5	Emerson Electric Co., September $55	600
15	Exxon Mobil Corp., April $40	150
10	Gap, Inc., January $25	200
20	Gillette Co., March $35	200
10	International Business Machines Corp., July $115	125
10	Kimberly-Clark Corp., April $60	50
30	MBNA Corp., March $25	150
15	Meadwestvaco Corp., April $30	300
9	Morgan Stanley Dean Witter & Co., July $50	360
20	Norfolk Southern Corp., June $22.50	800
20	Norfolk Southern Corp., June $25	250
15	Pepsico, Inc., April $30	75
10	Pharmacia Corp., April $45	450
8	Royal Dutch Petroleum Co., July $50	220
20	SBC Communications, Inc., April $35	100
10	Schlumberger, Ltd., May $60	100
10	Sears, Roebuck & Co., April $30	150
11	Texas Instruments, Inc., July $30	110
10	Verizon Communications, Inc., April $40	350
20	Verizon Communications, Inc., July $45	800

	Total (premiums received $26,355) (Notes 1A, 1D and 3)	$10,650

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $8,353,037) (Notes 1A and 2)	$4,530,000
Cash	61,622
Receivable for
Dividends and interest	13,295
Securities sold	1,632
Prepaid expenses	28,406

Total assets	$4,634,955

LIABILITIES
Options written, at value (premiums received $26,355) (Note 3)	$10,650

NET ASSETS
(Applicable to 356,574 shares of capital stock outstanding; 500,000 shares of $12.50 par value authorized)	$4,624,305

Computation of offering price
Net asset value and redemption price per share ($4,624,305 divided by 356,574 shares)	$12.97

Offering price per share (100/96 of net asset value)*	$13.51

* On investments of $100,000 or more the offering price is reduced.

Net assets consist of
Paid-in capital	$8,390,959
Undistributed net investment income	(11,162)
Accumulated net realized loss on investments	51,840
Net unrealized depreciation of investments	(3,807,332)

$4,624,305

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

STATEMENT OF OPERATIONS

Six months ended February 28, 2003 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$67,589

Expenses
Transfer agent expenses	20,332
Professional fees	14,382
Investment management fee (Note 4)	12,747
Insurance expense	10,909
Printing shareholder reports	10,909
Directors’ fees	4,760
Registration fees	1,736
Distribution expenses	2,976

Total expenses	78,751

NET INVESTMENT INCOME	(11,162)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on option contracts written	81,777
Net realized loss on investments	(9,633)
Net change in unrealized depreciation of investments and option contracts written	(866,808)

NET LOSS ON INVESTMENTS	(794,664)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(805,826)

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

STATEMENT OF CHANGES IN NET ASSETS

Period ended February 28, 2003 (Unaudited)

	Six Months Ended February 28, 2003	Year Ended August 31, 2002
	(Unaudited)
OPERATIONS
Net investment income	$(11,162)	$(30,316)
Net realized gain on option contracts written	81,777	154,131
Net realized gain (loss) on investments	(9,633)	250,280
Net change in unrealized depreciation of investments and option contracts written	(866,808)	(1,586,240)

Net increase (decrease) in net assets resulting from operations	(805,826)	(1,212,145)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income ($0.00 and $0.00 per share, respectively)	—	—
Distributions from net realized gain on investments ($0.12 and $0.12 per share, respectively)	(43,741)	(48,087)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from the change in the number of outstanding shares(a)	(549,010)	(318,228)

Total increase (decrease) in net assets	(1,398,577)	(1,578,460)

NET ASSETS
Beginning of the period	6,022,882	7,601,342

End of the period (including undistributed net investment income of $(11,162) and $0, respectively)	$4,624,305	$6,022,882

(a)	Transactions in capital shares were as follows:

	2003		2002
	Shares	Amount	Shares	Amount
Shares sold	11,308	$161,792	50,442	$880,001
Shares issued in reinvestment of distributions from net investment income and realized gain on investments and options contracts written	2,518	34,922	2,656	39,419

	13,826	196,714	53,098	919,420
Shares redeemed	(55,487)	(745,724)	(71,477)	(1,237,648)

Net increase (decrease)	(41,661)	$(549,010)	(18,379)	$(318,228)

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

FINANCIAL HIGHLIGHTS

Period ended February 28, 2003 (Unaudited)

	Six months ended February 28, 2003		Years ended August 31,
			2002	2001	2000	1999
Per Share Operating Performance
Net asset value, beginning of period	$15.12		$18.25	$19.40	$23.56	$22.96
Income (loss) from investment operations
Net investment income	(0.03)		(0.08)	0.05	0.10	0.34
Net realized and unrealized gain (loss) on investments	(2.00)		(2.93)	(0.95)	(1.94)	4.33

Total from investment operations	(2.03)		(3.01)	(0.90)	(1.84)	4.67

Less distributions
Distributions from net investment income	—		—	0.05	0.23	0.47
Distributions from net realized gains on investments	0.12		0.12	0.20	2.09	3.60

Total distributions	0.12		0.12	0.25	2.32	4.07

Net asset value, end of period	$12.97		$15.12	$18.25	$19.40	$23.56

Total Return*	-13.47%		-16.48%	-4.66%	-8.11%	21.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,624		$6,023	$7,601	$10,669	$10,669
Ratio to average net assets
Expenses	3.09	%(1)	2.44%	1.93%	1.99%	1.07%
Net investment income	-0.44	%(1)	-0.42%	0.24%	0.48%	1.47%
Portfolio turnover rate	5%		47%	81%	50%	87%

*	Calculated without deduction of sales load.

(1)	Annualized

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003 (Unaudited)

(1)    SIGNIFICANT ACCOUNTING POLICIES

Old Dominion Investors’ Trust, Inc. (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The primary investment objective of the Trust is to seek income with long-term growth of capital being a secondary objective. There can be no assurance that the Trust’s objective will be achieved. The Trust’s assets are invested in marketable securities whose prices fluctuate. Therefore, the value of the outstanding shares of the Trust are not fixed, but vary with the daily changes in market value of those securities held in the Trust’s portfolio.

The following is a summary of the significant accounting policies followed by the Trust:

Security Valuation

Portfolio securities which are traded on an exchange are valued at the last reported sale price on the date of valuation. If there is no reported sale then the valuation is based upon the mean between the bid and ask prices. Securities for which reliable quotations are not readily available are valued at fair market value as determined in good faith by the Trust’s Board of Directors. Short-term investments are valued at cost which when combined with accrued interest equals fair market value.

Federal Income Taxes

The Trust intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Security Transactions and Dividends

As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Option Accounting Principles

When the Trust sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuations discussed above. When an offsetting option is purchased (closing transaction) or the option contract expires, the Trust realizes a gain or loss and the liability related to such option contract is eliminated. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

Use of Estimates

In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

OLD DOMINION INVESTORS’ TRUST, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2003 (Unaudited)

(2)    INVESTMENTS

During the period ended February 28, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term notes, was $270,641 and $755,694, respectively.

(3)    OPTIONS WRITTEN

A summary of option contracts written by the Trust during the six months ended February 28, 2003 is as follows:

	Calls		Puts
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding at beginning of period	853	$66,236	16	$4,883
Options written	668	47,251	—	—
Options closed	(95)	(11,283)	—	—
Options expired	(981)	(72,687)	(6)	(2,273)
Options exercised	(35)	(3,162)	(10)	(2,610)

Options outstanding at end of period	410	$26,355	—	$—

As of February 28, 2003, portfolio securities valued at $1,265,661 were subject to covered call options written by the Trust.

(4)    INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Security Company, Inc. (“Investors Security”) provides the Trust with investment management and advisory services pursuant to an investment advisory agreement and contract. Investors Security furnished all investment advice, office space and salaries of personnel needed by the Trust. Additionally, Investors Security has agreed to act as the Trust’s registrar and transfer agent and to bear all related costs associated with the registration and transfer of the Trust’s shares. As compensation for its services, the Manager is paid a monthly fee which is equal to an annual rate of .50% of the Trust’s average net assets.

The Trust has adopted a Plan pursuant to Rule 12B-1 under the 1940 Act (the “Plan”), whereby it may pay up to .25% of average daily net assets to its principal underwriter, Investors’ Security Company, Inc. (“ISC”), for expenses incurred in the distribution of the Trust’s shares. Pursuant to this Plan, ISC is entitled to reimbursement for payments to securities dealers providing shareholder services. Distribution expenses incurred by the Fund were $2,976 for the period ended February 28, 2003.

Investors Security is a registered securities broker/dealer and serves as the Trust’s principal underwriter. For the period ended February 28, 2003, Investors Security received $66.63 in underwriter’s concessions and $1,799.35 in commissions as a retail dealer in the Trust’s shares.

OLD DOMINION INVESTORS’ TRUST, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2003 (Unaudited)

Investors Security also received $8,560.05 in brokerage commissions on the execution of certain of the Trust’s portfolio transactions.

Certain officers and directors of the Trust are also officers and/or directors of Investors Security.

(5)    DISTRIBUTIONS TO SHAREHOLDERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of dividends and distributions paid during the periods ended 2003 and 2002 were as follows:

	2003	2002
Distributions paid from
Net investment income	$—	$—
Short-term capital gain	43,741	48,087

Total distribution	$43,741	$48,087

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed capital gain (loss)	23,439
Unrealized depreciation	(2,940,526)

Distributable earnings	$(2,917,087)

OLD DOMINION INVESTORS’ TRUST, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2003 (Unaudited)

(6)    FUND MANAGEMENT

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (757) 539-2396.

Name, (Age), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee/Director

DISINTERESTED DIRECTORS

William B. Ballard (74) 1249 River Road Suffolk, VA 23434	Since 1976	Investments	1	Louise Obici Memorial Hospital Foundation Board

E. Grier Ferguson (50) PO Box 1458 Suffolk, VA 23439	Since 1992	Attorney	1	Director of BB&T Corporation

Frank M. Rawls (50) PO Box 1458 Suffolk, VA 23439	Since 1994	Attorney	1	Norfolk Christian School

INTERESTED DIRECTORS

Cabell B. Birdsong (67) 805 W. River Drive Suffolk, VA 23434	Since 1988	President of Investors Security Company, Inc.	1	None

James F. Hope (85) 704 Jones Street Suffolk, VA 23434	Since 1954	Retired	1	None

Peter D. Pruden III (57) 826 Riverview Drive Suffolk, VA 23434	Since 1979	Vice President of Smithfield Ham and Products Company. Retired since July of 2001	1	Director of Farmers Bank Louise Obici Memorial Hospital Board Foundation

OLD DOMINION INVESTORS’ TRUST, INC.

110 BANK STREET

SUFFOLK, VIRGINIA 23434

PHONE 757-539-2396

Custodian

PFPC Trust. Co.

8800 Tinicum Blvd.

Philadelphia, PA 19153

Counsel

Troutman Sanders, LLP

4425 Corporation Lane, Suite 420

Virginia Beach, VA 23462

Auditors

Briggs, Bunting & Dougherty, LLP

Two Penn Center Plaza, Suite 820

Philadelphia, PA 19102-1732

Manager, Underwriter

Investors’ Security Company, Inc.

110 Bank Street

Suffolk, Virginia 23434

Phone: 757-539-2396

Transfer Agent

PFPC, Inc.

3200 Horizon Drive

P.O. Box 61503

King of Prussia, PA 19406-0903

Phone: 610-239-4500

OLD

DOMINION

INVESTORS TRUST, INC.

A mutual fund since 1951

SEMI-ANNUAL REPORT

FEBRUARY 28, 2003

(unaudited)